Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of goodwill	$ 15,400,000	$ 0	$ 0	$ 15,399,000
Goodwill	199,720,000	498,356,000	229,234,000	199,720,000
Long-term Debt		426,588,000
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value		430,000,000
Nurse Travel Division [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of goodwill	15,400,000
Goodwill	15,400,000			15,400,000
Goodwill, implied fair value	$ 0			$ 0